Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (2.6%)
	Royal Gold Inc.	872,670	175,040
*	RBC Bearings Inc.	418,794	163,451
	Carpenter Technology Corp.	628,013	154,202
*,1	MP Materials Corp.	1,998,087	134,012
	NewMarket Corp.	105,826	87,646
*	Coeur Mining Inc.	4,053,589	76,045
	Hexcel Corp.	1,055,747	66,195
	Balchem Corp.	430,671	64,627
	Hecla Mining Co.	4,219,702	51,059
*	Uranium Energy Corp.	2,943,991	39,273
*	Century Aluminum Co.	683,280	20,061
			1,031,611
Consumer Discretionary (14.2%)
*	Liberty Media Corp.-Liberty Formula One Class C	2,819,633	294,511
	RB Global Inc.	2,462,565	266,844
*	DraftKings Inc. Class A	6,255,930	233,972
*	Deckers Outdoor Corp.	1,967,821	199,478
	Somnigroup International Inc.	2,266,302	191,117
*,1	Rivian Automotive Inc. Class A	12,034,956	176,673
	TKO Group Holdings Inc. Class A	871,328	175,973
*	Duolingo Inc. Class A	500,125	160,960
*	Norwegian Cruise Line Holdings Ltd.	5,994,864	147,653
	Texas Roadhouse Inc. Class A	880,787	146,343
	Pool Corp.	445,326	138,082
	Wynn Resorts Ltd.	1,034,458	132,690
*	Wayfair Inc. Class A	1,322,713	118,158
*	Planet Fitness Inc. Class A	1,113,077	115,537
*	Five Below Inc.	730,203	112,962
*	Chewy Inc. Class A	2,618,647	105,924
*	Floor & Decor Holdings Inc. Class A	1,427,320	105,193
*	Ollie's Bargain Outlet Holdings Inc.	813,502	104,454
*	elf Beauty Inc.	714,438	94,649
*	Light & Wonder Inc.	1,112,742	93,404
[1]	Wingstop Inc.	370,087	93,143
	Domino's Pizza Inc.	202,511	87,426
*	Dutch Bros Inc. Class A	1,598,028	83,641
*	Etsy Inc.	1,249,893	82,980
	Gentex Corp.	2,907,556	82,284
*	Stride Inc.	550,244	81,953
*	Grand Canyon Education Inc.	372,889	81,857
*	Bright Horizons Family Solutions Inc.	753,320	81,788
	Churchill Downs Inc.	837,944	81,289
	Wyndham Hotels & Resorts Inc.	1,013,408	80,971
*	Cava Group Inc.	1,305,658	78,875
*	SiteOne Landscape Supply Inc.	591,541	76,190
	Hyatt Hotels Corp. Class A	533,905	75,777
	Vail Resorts Inc.	493,144	73,760
*	Brinker International Inc.	561,212	71,094
*	Boot Barn Holdings Inc.	405,551	67,208
*	Frontdoor Inc.	966,681	65,048
*	QuantumScape Corp. Class A	5,205,265	64,129
*	Dorman Products Inc.	364,501	56,818
*	Champion Homes Inc.	711,910	54,369
*	Madison Square Garden Sports Corp.	232,525	52,783
*	Life Time Group Holdings Inc.	1,749,171	48,277
*	Shake Shack Inc. Class A	506,523	47,416
*	Peloton Interactive Inc. Class A	5,192,704	46,734
*	RH	198,147	40,256
*	Hilton Grand Vacations Inc.	944,942	39,508
*,1	Lucid Group Inc. Class A	1,627,607	38,721
[1]	Choice Hotels International Inc.	336,955	36,024
	Warner Music Group Corp. Class A	916,478	31,215

		Shares	Market Value ($000)
*	Cavco Industries Inc.	52,349	30,401
*	Crocs Inc.	342,760	28,638
*	Liberty Media Corp.-Liberty Formula One Class A	300,682	28,631
*	Six Flags Entertainment Corp.	1,204,324	27,362
*	Rush Street Interactive Inc.	1,196,572	24,506
*	Sonos Inc.	1,528,452	24,150
	Interparfums Inc.	235,114	23,130
*	Madison Square Garden Entertainment Corp. Class A	508,976	23,026
*	TripAdvisor Inc.	1,391,111	22,619
*	ACV Auctions Inc. Class A	2,176,186	21,566
	Red Rock Resorts Inc. Class A	336,656	20,556
*,1	AMC Entertainment Holdings Inc. Class A	6,827,706	19,800
[1]	Cinemark Holdings Inc.	688,530	19,293
*	United Parks & Resorts Inc.	366,228	18,934
*	Coursera Inc.	1,525,218	17,860
*	Integral Ad Science Holding Corp.	1,327,043	13,496
*	Gentherm Inc.	385,936	13,145
*	Global Business Travel Group I	1,594,183	12,881
*	Allegiant Travel Co.	207,777	12,627
*	Revolve Group Inc. Class A	537,425	11,447
*	Sweetgreen Inc. Class A	1,273,628	10,164
*	Dream Finders Homes Inc. Class A	374,335	9,703
*	JetBlue Airways Corp.	1,926,670	9,479
*	Udemy Inc.	1,300,801	9,119
*	Figs Inc. Class A	1,134,637	7,591
*	Arhaus Inc. Class A	681,037	7,239
*	Mister Car Wash Inc.	1,307,071	6,967
*	Dave & Buster's Entertainment Inc.	345,169	6,268
*	Driven Brands Holdings Inc.	382,534	6,163
*	Fox Factory Holding Corp.	250,396	6,082
*	Corsair Gaming Inc.	635,149	5,666
*,1	Hertz Global Holdings Inc.	819,980	5,576
*	Frontier Group Holdings Inc.	1,063,516	4,695
*	Sabre Corp.	2,493,479	4,563
*	BJ's Restaurants Inc.	139,922	4,272
*	KinderCare Learning Cos. Inc.	391,193	2,598
[1]	Lucky Strike Entertainment Corp.	158,251	1,620
*	Portillo's Inc. Class A	215,221	1,388
			5,539,332
Consumer Staples (2.9%)
	Casey's General Stores Inc.	493,231	278,833
*	Sprouts Farmers Market Inc.	1,295,577	140,959
*	Celsius Holdings Inc.	2,394,820	137,678
	Coca-Cola Consolidated Inc.	662,987	77,676
	Primo Brands Corp. Class A	3,222,571	71,219
*	Darling Ingredients Inc.	1,993,734	61,547
*	BellRing Brands Inc.	1,671,269	60,751
	Lamb Weston Holdings Inc.	923,329	53,627
	Cal-Maine Foods Inc.	546,654	51,440
	Marzetti Co.	255,387	44,128
*	Freshpet Inc.	645,317	35,563
	WD-40 Co.	179,169	35,404
*	Post Holdings Inc.	305,404	32,825
	J & J Snack Foods Corp.	207,290	19,918
*	Simply Good Foods Co.	601,902	14,939
*	National Beverage Corp.	311,515	11,501
*	Boston Beer Co. Inc. Class A	52,805	11,164
	Tootsie Roll Industries Inc.	222,559	9,330
	Utz Brands Inc.	458,947	5,576
			1,154,078
Energy (4.7%)
	EQT Corp.	4,139,053	225,289
	TechnipFMC plc	5,453,749	215,150
	Expand Energy Corp.	1,499,672	159,325
*	First Solar Inc.	676,131	149,107
*	NEXTracker Inc. Class A	1,862,700	137,821
	Texas Pacific Land Corp.	129,597	120,997
	Viper Energy Inc. Class A	2,240,616	85,636
*	Antero Resources Corp.	1,946,784	65,334

		Shares	Market Value ($000)
	Permian Resources Corp.	4,691,217	60,048
	Magnolia Oil & Gas Corp. Class A	2,334,954	55,735
	Core Natural Resources Inc.	648,139	54,107
	Noble Corp. plc	1,683,991	47,623
*	Transocean Ltd.	12,772,618	39,851
*	Valaris Ltd.	754,374	36,791
	Cactus Inc. Class A	906,718	35,788
*,1	Plug Power Inc.	15,288,493	35,622
	Matador Resources Co.	741,335	33,308
*	Oceaneering International Inc.	1,324,676	32,826
	Northern Oil & Gas Inc.	1,226,837	30,426
*	Tidewater Inc.	556,506	29,678
*	Enphase Energy Inc.	826,262	29,241
[1]	Kinetik Holdings Inc. Class A	572,748	24,479
	Civitas Resources Inc.	616,391	20,033
*	Comstock Resources Inc.	975,157	19,337
	Helmerich & Payne Inc.	595,603	13,157
*	Alpha Metallurgical Resources Inc.	69,472	11,400
[1]	Atlas Energy Solutions Inc.	988,221	11,236
*	Innovex International Inc.	595,024	11,032
*,1	Fluence Energy Inc.	871,837	9,416
*	EVgo Inc. Class A	1,703,082	8,056
*	Helix Energy Solutions Group Inc.	929,397	6,097
*	Shoals Technologies Group Inc. Class A	556,448	4,123
	Flowco Holdings Inc. Class A	274,061	4,070
	RPC Inc.	660,435	3,144
*,1	New Fortress Energy Inc. Class A	592,378	1,309
[1]	HighPeak Energy Inc.	167,901	1,187
*,1	WaterBridge Infrastructure LLC Class A	13,102	330
			1,828,109
Financials (5.9%)
*	SoFi Technologies Inc.	15,087,619	398,615
	Houlihan Lokey Inc. Class A	721,435	148,125
	Kinsale Capital Group Inc.	293,581	124,848
	Erie Indemnity Co. Class A	336,874	107,180
*,1	Circle Internet Group Inc. Class A	701,318	92,981
*	Riot Platforms Inc.	4,416,162	84,040
	MarketAxess Holdings Inc.	471,313	82,126
	Ryan Specialty Holdings Inc. Class A	1,444,860	81,432
	Morningstar Inc.	335,615	77,866
*	MARA Holdings Inc.	4,173,322	76,205
*,1	Galaxy Digital Inc. Class A	2,173,962	73,502
	FactSet Research Systems Inc.	251,036	71,919
	Hamilton Lane Inc. Class A	523,422	70,552
	Blue Owl Capital Inc. Class A	4,152,874	70,308
	Moelis & Co. Class A	981,261	69,983
*	Clearwater Analytics Holdings Inc. Class A	3,821,696	68,867
*,1	Upstart Holdings Inc.	1,085,462	55,141
	PJT Partners Inc. Class A	306,158	54,413
*	Oscar Health Inc. Class A	2,809,604	53,186
	Pinnacle Financial Partners Inc.	512,046	48,025
*,1	Lemonade Inc.	881,397	47,181
	RLI Corp.	577,555	37,668
*	StoneX Group Inc.	293,249	29,595
	StepStone Group Inc. Class A	444,365	29,021
*,1	Credit Acceptance Corp.	59,407	27,739
	ServisFirst Bancshares Inc.	327,184	26,348
*,1	Baldwin Insurance Group Inc. Class A	894,918	25,246
	Cohen & Steers Inc.	373,324	24,494
	Goosehead Insurance Inc. Class A	320,553	23,856
*	Palomar Holdings Inc.	169,329	19,769
*	Trupanion Inc.	429,184	18,575
	UWM Holdings Corp. Class A	2,473,555	15,064
	TFS Financial Corp.	747,534	9,849
	P10 Inc. Class A	828,970	9,019
	Live Oak Bancshares Inc.	228,301	8,041
*	Triumph Financial Inc.	150,076	7,510
*	Hagerty Inc. Class A	535,892	6,452
*	Accelerant Holdings Class A	425,961	6,343

		Shares	Market Value ($000)
*	Columbia Financial Inc.	349,524	5,246
*,1	Miami International Holdings Inc.	105,730	4,257
*,1	Gemini Space Station Inc. Class A	99,657	2,388
*,1	Chime Financial Inc. Class A	19,699	397
*,2	Neptune Insurance Holdings Inc. Class A	6,233	125
			2,293,497
Health Care (15.3%)
*	Insmed Inc.	2,803,431	403,723
*	Natera Inc.	1,729,337	278,371
*	Incyte Corp.	2,201,183	186,682
*	Neurocrine Biosciences Inc.	1,315,157	184,622
*	Medpace Holdings Inc.	298,133	153,288
*	Insulet Corp.	466,635	144,064
*	Exelixis Inc.	3,392,206	140,098
*,1	Hims & Hers Health Inc.	2,455,172	139,257
*	BioMarin Pharmaceutical Inc.	2,545,730	137,877
*	Exact Sciences Corp.	2,510,374	137,343
	Ensign Group Inc.	765,281	132,218
*	Ionis Pharmaceuticals Inc.	2,007,805	131,351
*	Penumbra Inc.	491,434	124,490
*	Doximity Inc. Class A	1,627,785	119,072
*	Bridgebio Pharma Inc.	2,281,260	118,489
	Bio-Techne Corp.	2,061,575	114,685
*	Halozyme Therapeutics Inc.	1,551,428	113,782
*	HealthEquity Inc.	1,146,836	108,686
*,1	Tempus AI Inc.	1,342,169	108,326
*	Revolution Medicines Inc.	2,233,277	104,294
*	Masimo Corp.	684,070	100,934
*	Corcept Therapeutics Inc.	1,187,284	98,675
*	Guardant Health Inc.	1,570,208	98,107
*	Repligen Corp.	709,718	94,868
*	Cytokinetics Inc.	1,587,457	87,247
	Chemed Corp.	193,078	86,449
*	Globus Medical Inc. Class A	1,495,373	85,640
*	Roivant Sciences Ltd.	5,436,024	82,247
*	iRhythm Technologies Inc.	426,529	73,359
*	RadNet Inc.	918,720	70,016
*	TG Therapeutics Inc.	1,894,877	68,452
*	Axsome Therapeutics Inc.	562,861	68,359
*	Alkermes plc	2,189,886	65,697
*	Merit Medical Systems Inc.	785,796	65,402
*	PTC Therapeutics Inc.	1,054,010	64,685
*	Vaxcyte Inc.	1,721,599	62,012
*	Krystal Biotech Inc.	345,488	60,989
*	Arrowhead Pharmaceuticals Inc.	1,742,001	60,082
*	Option Care Health Inc.	2,153,040	59,768
*	Glaukos Corp.	722,782	58,943
*	Waystar Holding Corp.	1,502,088	56,959
*	Crinetics Pharmaceuticals Inc.	1,242,885	51,766
*	TransMedics Group Inc.	429,447	48,184
*	Lantheus Holdings Inc.	901,234	46,224
*	Rhythm Pharmaceuticals Inc.	439,634	44,399
*,1	Metsera Inc.	835,534	43,723
*	Kymera Therapeutics Inc.	757,102	42,852
*,1	Viking Therapeutics Inc.	1,414,123	37,163
*	Warby Parker Inc. Class A	1,322,986	36,488
*	Ultragenyx Pharmaceutical Inc.	1,210,738	36,419
*	Privia Health Group Inc.	1,459,556	36,343
*	Veracyte Inc.	1,041,237	35,746
*	ACADIA Pharmaceuticals Inc.	1,674,849	35,741
*	Sotera Health Co.	2,255,799	35,484
*	Amicus Therapeutics Inc.	4,078,833	32,141
*	Apellis Pharmaceuticals Inc.	1,420,009	32,135
*	Alignment Healthcare Inc.	1,833,878	32,001
*	Haemonetics Corp.	637,172	31,056
*	Agios Pharmaceuticals Inc.	768,277	30,839
*	Arcellx Inc.	369,060	30,300
*,1	Beam Therapeutics Inc.	1,211,747	29,409
*	Inspire Medical Systems Inc.	391,094	29,019

		Shares	Market Value ($000)
*	CorVel Corp.	373,149	28,889
*,1	Recursion Pharmaceuticals Inc. Class A	5,403,101	26,367
*	Brookdale Senior Living Inc.	3,002,961	25,435
*	PROCEPT BioRobotics Corp.	703,472	25,107
*	Intellia Therapeutics Inc.	1,429,712	24,691
*	Sarepta Therapeutics Inc.	1,235,512	23,808
	Bruker Corp.	706,393	22,951
*	Denali Therapeutics Inc.	1,556,803	22,605
*	Progyny Inc.	1,029,977	22,165
*	AtriCure Inc.	628,441	22,153
*	ADMA Biologics Inc.	1,508,635	22,117
*	Twist Bioscience Corp.	763,202	21,476
*	Kiniksa Pharmaceuticals International plc Class A	520,746	20,221
*	Certara Inc.	1,603,363	19,593
*	Novocure Ltd.	1,413,625	18,264
*	Teladoc Health Inc.	2,351,729	18,179
*	Harmony Biosciences Holdings Inc.	649,659	17,905
*	Astrana Health Inc.	596,917	16,923
*	10X Genomics Inc. Class A	1,430,484	16,722
*	Adaptive Biotechnologies Corp.	962,595	14,400
*	NeoGenomics Inc.	1,719,340	13,273
*	Evolent Health Inc. Class A	1,485,817	12,570
*	STAAR Surgical Co.	461,678	12,405
*	Tandem Diabetes Care Inc.	899,352	10,918
*	BioCryst Pharmaceuticals Inc.	1,397,036	10,603
*,1	ImmunityBio Inc.	3,774,664	9,286
	HealthStream Inc.	315,631	8,913
*	Phreesia Inc.	376,192	8,848
*	LifeStance Health Group Inc.	1,553,123	8,542
*	Vir Biotechnology Inc.	1,479,167	8,446
*	PACS Group Inc.	516,375	7,090
*	AdaptHealth Corp. Class A	675,349	6,044
*	Arcus Biosciences Inc.	424,971	5,780
*	Xencor Inc.	474,486	5,566
*	OPKO Health Inc.	2,375,574	3,682
*	agilon health Inc.	2,067,596	2,130
*	Caris Life Sciences Inc.	9,796	296
			5,991,403
Industrials (22.5%)
	Comfort Systems USA Inc.	468,029	386,208
*	Rocket Lab Corp.	6,078,416	291,217
	Curtiss-Wright Corp.	499,663	271,287
*	Affirm Holdings Inc. Class A	3,363,965	245,839
*	Bloom Energy Corp. Class A	2,793,215	236,222
	FTAI Aviation Ltd.	1,360,488	227,011
	BWX Technologies Inc.	1,212,287	223,509
	Lennox International Inc.	419,349	221,987
*	Kratos Defense & Security Solutions Inc.	2,238,868	204,565
	Woodward Inc.	795,564	201,047
	Watsco Inc.	463,110	187,235
	Graco Inc.	2,198,868	186,816
*	MasTec Inc.	837,174	178,159
	Lincoln Electric Holdings Inc.	732,095	172,650
*	QXO Inc.	8,486,308	161,749
*	AeroVironment Inc.	496,640	156,387
	Nordson Corp.	670,398	152,147
*	ATI Inc.	1,828,007	148,690
*	TopBuild Corp.	373,107	145,833
	Jack Henry & Associates Inc.	966,526	143,945
	Advanced Drainage Systems Inc.	1,031,019	143,002
*	Core & Main Inc. Class A	2,515,623	135,416
*	Generac Holdings Inc.	778,169	130,265
*	Sterling Infrastructure Inc.	383,315	130,204
*	Chart Industries Inc.	596,023	119,294
*	SPX Technologies Inc.	627,507	117,206
	Armstrong World Industries Inc.	573,729	112,457
	A O Smith Corp.	1,515,315	111,239
*	Dycom Industries Inc.	364,684	106,400
*	Saia Inc.	353,148	105,718

		Shares	Market Value ($000)
*	Aurora Innovation Inc. Class A	18,969,716	102,247
	Cognex Corp.	2,226,078	100,841
	Eagle Materials Inc.	430,374	100,294
	Toro Co.	1,308,024	99,671
*	Modine Manufacturing Co.	695,787	98,913
	JBT Marel Corp.	688,811	96,744
*	XPO Inc.	742,419	95,973
*	Paylocity Holding Corp.	584,936	93,163
	Simpson Manufacturing Co. Inc.	551,669	92,382
	Federal Signal Corp.	765,468	91,083
*	ExlService Holdings Inc.	2,033,102	89,517
	AAON Inc.	920,223	85,986
	Littelfuse Inc.	328,486	85,081
*	Construction Partners Inc. Class A	631,443	80,193
	Installed Building Products Inc.	308,103	75,997
*	Itron Inc.	606,889	75,594
*	Trex Co. Inc.	1,423,428	73,549
	ESCO Technologies Inc.	342,780	72,364
*	ACI Worldwide Inc.	1,369,530	72,270
	Badger Meter Inc.	391,094	69,842
*,1	Archer Aviation Inc. Class A	7,278,945	69,732
*,1	Shift4 Payments Inc. Class A	848,477	65,672
*	BILL Holdings Inc.	1,229,367	65,120
*	Spirit AeroSystems Holdings Inc. Class A	1,557,653	60,125
	UL Solutions Inc. Class A	832,304	58,977
*	Mercury Systems Inc.	715,123	55,351
	CSW Industrials Inc.	222,856	54,098
	Mueller Water Products Inc. Class A	2,072,365	52,887
	Herc Holdings Inc.	440,773	51,421
*	Verra Mobility Corp. Class A	2,009,108	49,625
	WillScot Holdings Corp.	2,293,211	48,410
	Leonardo DRS Inc.	1,058,168	48,041
	Franklin Electric Co. Inc.	500,920	47,688
*	IES Holdings Inc.	118,416	47,088
	Kadant Inc.	156,104	46,453
	Exponent Inc.	668,356	46,437
*	Euronet Worldwide Inc.	515,806	45,293
*	Loar Holdings Inc.	558,242	44,659
*	StandardAero Inc.	1,550,807	42,322
*,1	Symbotic Inc. Class A	737,037	39,726
*	CBIZ Inc.	678,758	35,947
*	Remitly Global Inc.	2,183,484	35,591
*	RXO Inc.	2,169,550	33,368
	Granite Construction Inc.	289,597	31,754
*	Upwork Inc.	1,666,503	30,947
	Enerpac Tool Group Corp. Class A	713,045	29,235
*	Everus Construction Group Inc.	339,446	29,107
*	Knife River Corp.	374,442	28,783
*,1	PureCycle Technologies Inc.	2,157,300	28,369
	Landstar System Inc.	230,509	28,251
*	Marqeta Inc. Class A	5,210,488	27,511
*	Centuri Holdings Inc.	1,180,160	24,984
*	Legalzoom.com Inc.	2,279,118	23,657
*	AvidXchange Holdings Inc.	2,349,788	23,380
*	Payoneer Global Inc.	3,806,528	23,029
*,1	Enovix Corp.	2,224,179	22,175
*	Flywire Corp.	1,522,854	20,619
	Lindsay Corp.	144,576	20,322
	Tennant Co.	245,837	19,928
*	Planet Labs PBC	1,502,832	19,507
*	Huron Consulting Group Inc.	115,178	16,905
*	Paymentus Holdings Inc. Class A	543,296	16,625
*	Karman Holdings Inc.	220,108	15,892
*	Vicor Corp.	309,129	15,370
*	Gibraltar Industries Inc.	196,406	12,334
*,1	Firefly Aerospace Inc.	286,853	8,411
	Gorman-Rupp Co.	148,890	6,910
*,1	Voyager Technologies Inc. Class A	168,733	5,025
*,1	Legence Corp. Class A	161,366	4,972

		Shares	Market Value ($000)
*,1	Pattern Group Inc. Class A	139,556	1,912
			8,785,353
Real Estate (5.4%)
	Alexandria Real Estate Equities Inc.	2,293,185	191,114
*	Zillow Group Inc. Class C	2,343,869	180,595
	UDR Inc.	4,393,564	163,704
	Host Hotels & Resorts Inc.	9,121,456	155,247
	Equity LifeStyle Properties Inc.	2,311,499	140,308
	Rexford Industrial Realty Inc.	3,137,192	128,970
	Sun Communities Inc.	829,983	107,068
	CareTrust REIT Inc.	2,920,679	101,289
	Healthcare Realty Trust Inc. Class A	4,657,823	83,981
	Essential Properties Realty Trust Inc.	2,630,531	78,285
	Ryman Hospitality Properties Inc.	794,462	71,176
	Lamar Advertising Co. Class A	576,017	70,516
	American Homes 4 Rent Class A	2,087,637	69,414
	Kite Realty Group Trust	2,917,261	65,055
	CubeSmart	1,512,036	61,479
	Independence Realty Trust Inc.	3,100,426	50,816
*	Zillow Group Inc. Class A	629,435	46,855
	Terreno Realty Corp.	683,734	38,802
	Lineage Inc.	907,548	35,068
*,1	Opendoor Technologies Inc.	4,140,842	33,002
	Phillips Edison & Co. Inc.	830,223	28,502
	National Storage Affiliates Trust	912,931	27,589
	St. Joe Co.	535,584	26,501
	PotlatchDeltic Corp.	488,629	19,912
	Pebblebrook Hotel Trust	1,578,254	17,976
*	Paramount Group Inc.	2,493,455	16,307
*	Howard Hughes Holdings Inc.	197,567	16,234
	InvenTrust Properties Corp.	516,552	14,784
	Curbline Properties Corp.	630,461	14,059
	Global Net Lease Inc.	1,470,640	11,956
	Sunstone Hotel Investors Inc.	1,264,253	11,846
	Kennedy-Wilson Holdings Inc.	1,376,738	11,454
	Alexander's Inc.	13,546	3,176
			2,093,040
Technology (21.9%)
*	Astera Labs Inc.	1,763,765	345,345
*	Pure Storage Inc. Class A	4,118,375	345,161
*	PTC Inc.	1,588,906	322,580
*	Credo Technology Group Holding Ltd.	1,950,165	283,964
*	Guidewire Software Inc.	1,116,909	256,733
*	Nutanix Inc. Class A	3,378,591	251,333
*	Toast Inc. Class A	6,424,847	234,571
*	Coherent Corp.	2,066,408	222,593
*,1	IonQ Inc.	3,346,481	205,809
*	Dynatrace Inc.	3,999,348	193,768
*	Docusign Inc.	2,679,920	193,195
	Entegris Inc.	2,010,798	185,918
*	Reddit Inc. Class A	803,242	184,738
*	Twilio Inc. Class A	1,831,579	183,323
*	Fabrinet	473,865	172,781
*	Unity Software Inc.	4,201,866	168,243
*	Manhattan Associates Inc.	802,374	164,471
*	Rambus Inc.	1,427,050	148,699
	Paycom Software Inc.	691,134	143,853
*	Dayforce Inc.	1,988,310	136,975
*	Samsara Inc. Class A	3,577,473	133,261
*	Lattice Semiconductor Corp.	1,815,490	133,112
	Match Group Inc.	3,190,517	112,689
*	Commvault Systems Inc.	589,499	111,286
*	Procore Technologies Inc.	1,494,952	109,012
*,1	D-Wave Quantum Inc.	4,266,396	105,423
*	MACOM Technology Solutions Holdings Inc.	839,223	104,475
*,1	Life360 Inc.	976,701	103,823
*	Okta Inc.	1,116,636	102,395
*	Elastic NV	1,189,024	100,461
*	Maplebear Inc.	2,620,210	96,319

		Shares	Market Value ($000)
	Universal Display Corp.	599,362	86,086
	Advanced Energy Industries Inc.	500,354	85,130
*	Onto Innovation Inc.	650,687	84,082
*	SiTime Corp.	276,225	83,229
*	Semtech Corp.	1,151,687	82,288
*	Varonis Systems Inc.	1,413,306	81,223
*	Gitlab Inc. Class A	1,745,212	78,674
*	Appfolio Inc. Class A	275,377	75,910
*	SentinelOne Inc. Class A	4,220,966	74,331
*	Dropbox Inc. Class A	2,439,013	73,683
	Pegasystems Inc.	1,249,020	71,819
*	UiPath Inc. Class A	5,161,502	69,061
*	Confluent Inc. Class A	3,487,112	69,045
*	ServiceTitan Inc. Class A	666,915	67,245
*	Qualys Inc.	478,956	63,380
*,1	Impinj Inc.	347,412	62,795
*	Box Inc. Class A	1,825,933	58,923
	Dolby Laboratories Inc. Class A	811,643	58,739
*	JFrog Ltd.	1,239,061	58,645
*	Q2 Holdings Inc.	786,997	56,971
*	Workiva Inc. Class A	657,247	56,576
*	Silicon Laboratories Inc.	413,463	54,217
*	SPS Commerce Inc.	502,348	52,314
	Bentley Systems Inc. Class B	968,188	49,842
*	Novanta Inc.	474,777	47,549
*	Zeta Global Holdings Corp. Class A	2,382,459	47,339
*	Tenable Holdings Inc.	1,604,263	46,780
*	Allegro MicroSystems Inc.	1,594,144	46,549
*	Kyndryl Holdings Inc.	1,530,788	45,970
*	Ambarella Inc.	533,942	44,061
*	Klaviyo Inc. Class A	1,553,950	43,029
*	Magnite Inc.	1,886,514	41,088
	Clear Secure Inc. Class A	1,200,112	40,060
*	Cargurus Inc. Class A	1,070,057	39,838
*	BlackLine Inc.	737,646	39,169
*,1	SoundHound AI Inc. Class A	2,359,960	37,948
*	nCino Inc.	1,380,716	37,431
*	FormFactor Inc.	1,020,832	37,179
*	Freshworks Inc. Class A	2,992,806	35,225
*	Alarm.com Holdings Inc.	627,323	33,298
*,1	Core Scientific Inc.	1,817,639	32,608
*	AvePoint Inc.	2,112,091	31,702
*	Intapp Inc.	760,481	31,104
*	Diodes Inc.	583,557	31,051
*	DigitalOcean Holdings Inc.	903,232	30,854
*	Xometry Inc. Class A	554,685	30,214
	Power Integrations Inc.	741,729	29,825
*	Braze Inc. Class A	979,668	27,862
*,1	C3.ai Inc. Class A	1,594,091	27,642
*	Yelp Inc. Class A	797,383	24,878
*	Veeco Instruments Inc.	794,228	24,168
*	Five9 Inc.	969,169	23,454
*	Vertex Inc. Class A	926,225	22,961
*	LiveRamp Holdings Inc.	822,630	22,326
*	DoubleVerify Holdings Inc.	1,851,217	22,178
*	Alkami Technology Inc.	831,177	20,646
*	Onestream Inc. Class A	1,055,825	19,459
*	Rogers Corp.	241,201	19,407
*	PagerDuty Inc.	1,165,492	19,254
*	Appian Corp. Class A	543,007	16,600
*	Schrodinger Inc.	814,804	16,345
*	Asana Inc. Class A	1,140,178	15,233
*	Fastly Inc. Class A	1,765,710	15,097
*	PROS Holdings Inc.	576,300	13,203
*	Sprinklr Inc. Class A	1,615,986	12,475
*	Amplitude Inc. Class A	1,085,168	11,633
*	Jamf Holding Corp.	1,060,856	11,351
*	Yext Inc.	1,303,325	11,104
*	Sprout Social Inc. Class A	665,730	8,601
*	MaxLinear Inc. Class A	521,565	8,387

		Shares	Market Value ($000)
*,1	Figure Technology Solutions Inc. Class A	230,367	8,378
*,1	Rumble Inc.	1,145,639	8,294
*	Rapid7 Inc.	409,222	7,673
*	Vimeo Inc.	936,270	7,256
*	Netskope Inc. Class A	317,552	7,218
*	Meridianlink Inc.	345,145	6,879
*	Ibotta Inc. Class A	235,372	6,555
*	NerdWallet Inc. Class A	558,657	6,011
*	SEMrush Holdings Inc. Class A	764,866	5,415
*,1	NIQ Global Intelligence plc	294,492	4,624
*	Via Transportation Inc. Class A	72,947	3,507
*	Nextdoor Holdings Inc.	1,451,236	3,033
*	MediaAlpha Inc. Class A	183,882	2,093
*,1	Stubhub Holdings Inc. Class A	22,929	386
			8,581,974
Telecommunications (2.7%)
*	Ciena Corp.	1,875,166	273,155
*	Roku Inc.	1,727,348	172,959
*	Lumentum Holdings Inc.	880,816	143,318
[1]	InterDigital Inc.	342,258	118,158
*	EchoStar Corp. Class A	882,158	67,362
*,1	AST SpaceMobile Inc. Class A	1,339,728	65,754
*	Liberty Broadband Corp. Class C	785,460	49,908
*	Calix Inc.	779,116	47,814
*	Globalstar Inc.	674,393	24,541
	Cogent Communications Holdings Inc.	621,917	23,850
	Iridium Communications Inc.	1,200,504	20,961
*	Extreme Networks Inc.	835,880	17,261
*	GCI Liberty Inc. Class C	311,155	11,597
*	Liberty Broadband Corp. Class A	109,262	6,920
	Shenandoah Telecommunications Co.	328,865	4,413
*	Gogo Inc.	488,375	4,195
*	GCI Liberty Inc. Class A	44,216	1,661
			1,053,827
Utilities (1.7%)
*,1	Oklo Inc. Class A	1,547,787	172,780
*	Clean Harbors Inc.	640,575	148,754
*	Talen Energy Corp.	302,990	128,886
*	Casella Waste Systems Inc. Class A	829,641	78,716
	Ormat Technologies Inc.	765,625	73,691
	California Water Service Group	788,564	36,187
*,1	NuScale Power Corp. Class A	707,986	25,488
			664,502
Total Common Stocks (Cost $27,491,978)			39,016,726
Rights (0.0%)
*,2	OmniAb Inc. 12.5 Earnout	45,320	—
*,2	OmniAb Inc. 15 Earnout	45,320	—
*,2	Blueprint Medicines Corp. CVR	332	—
Total Rights (Cost $—)			—

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[3,4]	Vanguard Market Liquidity Fund (Cost $784,598)	4.180%	7,847,738	784,774
Total Investments (101.8%) (Cost $28,276,576)				39,801,500
Other Assets and Liabilities—Net (-1.8%)				(700,793)
Net Assets (100%)				39,100,707
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $668,028.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $715,635 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2025	24	11,953	97
E-mini Russell 2000 Index	December 2025	266	32,658	134
E-mini S&P Mid-Cap 400 Index	December 2025	9	2,958	(8)
				223

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MARA Holdings Inc.	1/30/2026	GSI	8,120	(4.122)	997	—
Somnigroup International Inc.	8/31/2026	BANA	31,817	(4.236)	39	—
					1,036	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At September 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,245 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	39,016,601	—	125	39,016,726
Rights	—	—	—	—
Temporary Cash Investments	784,774	—	—	784,774
Total	39,801,375	—	125	39,801,500

Derivative Financial Instruments
Assets
Futures Contracts[1]	231	—	—	231
Swap Contracts	—	1,036	—	1,036
Total	231	1,036	—	1,267
Liabilities
Futures Contracts[1]	(8)	—	—	(8)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.